Subsequent Events (Details) - Subsequent Event - USD ($) $ / shares in Units, $ in Millions	Jul. 11, 2017	Jul. 10, 2017
Kate Spade & Company
Subsequent Event [Line Items]
Business acquisition, share price (USD per share)	$ 18.50
Cash paid in connection with the acquisition	$ 2,400.0
Term Loan Facilities | Term Loan
Subsequent Event [Line Items]
Proceeds from debt		$ 1,100.0
Six-Month Term Loan Facility | Term Loan
Subsequent Event [Line Items]
Proceeds from debt		800.0
Three-Year Term Loan Facility | Term Loan
Subsequent Event [Line Items]
Proceeds from debt		$ 300.0